Revenue from Contracts with Customers - Schedule of Disaggregation of the Group’s Revenue (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Disaggregation of the Group’s Revenue [Line Items]
Revenue from contracts with customers	¥ 68,921	¥ 106,937	¥ 115,115
Cost of sales	(42,096)	(56,346)	(97,804)
Gross profit	26,825	50,591	17,311
Subscription and licensing [Member]
Schedule of Disaggregation of the Group’s Revenue [Line Items]
Revenue from contracts with customers	59,894	69,437	46,966
Cost of sales	(38,086)	(27,380)	(25,029)
Gross profit	21,808	42,057	21,937
Smart music education business [Member]
Schedule of Disaggregation of the Group’s Revenue [Line Items]
Revenue from contracts with customers	924	34,157	37,243
Cost of sales	(1,264)	(25,387)	(45,010)
Gross profit	(340)	8,770	(7,767)
Music events and performances [Member]
Schedule of Disaggregation of the Group’s Revenue [Line Items]
Revenue from contracts with customers	8,103	3,343	30,906
Cost of sales	(2,746)	(3,579)	(27,765)
Gross profit	¥ 5,357	¥ (236)	¥ 3,141